Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

November 30, 2019

BSO-QTLY-0120
1.810669.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
MercadoLibre, Inc. (a)	15,200	$8,824,816
IT Services - 89.9%
Data Processing & Outsourced Services - 70.2%
Adyen BV (a)(b)	2,500	1,917,683
Alliance Data Systems Corp.	101,248	10,824,424
Amadeus IT Holding SA Class A	800	63,728
Automatic Data Processing, Inc.	486,300	83,050,314
Black Knight, Inc. (a)	1,059,400	66,752,794
CoreLogic, Inc. (a)	2,700	111,861
Fidelity National Information Services, Inc.	2,390,197	330,205,716
Fiserv, Inc. (a)	2,246,017	261,077,016
FleetCor Technologies, Inc. (a)	245,100	75,226,092
Genpact Ltd.	2,164,980	88,114,686
Global Payments, Inc.	857,303	155,257,573
MasterCard, Inc. Class A	2,621,500	766,080,943
PagSeguro Digital Ltd. (a)	713,300	24,209,402
PayPal Holdings, Inc. (a)	1,898,800	205,089,388
Square, Inc. (a)	566,500	39,156,480
The Western Union Co.	4,800	129,024
Ttec Holdings, Inc.	2,000	91,860
Verra Mobility Corp. (a)	1,357,800	20,326,266
Visa, Inc. Class A (c)	3,816,948	704,265,075
WEX, Inc. (a)	700	140,791
WNS Holdings Ltd. sponsored ADR (a)	1,335,592	84,302,567
		2,916,393,683
Internet Services & Infrastructure - 2.9%
Akamai Technologies, Inc. (a)	109,800	9,565,776
GoDaddy, Inc. (a)	1,189,627	78,967,440
MongoDB, Inc. Class A (a)(c)	116,101	17,264,219
VeriSign, Inc. (a)	86,900	16,575,306
		122,372,741
IT Consulting & Other Services - 16.8%
Accenture PLC Class A	378,880	76,215,501
Amdocs Ltd.	420,800	29,161,440
Booz Allen Hamilton Holding Corp. Class A	812,800	59,139,328
Capgemini SA	68,600	8,113,887
Cognizant Technology Solutions Corp. Class A	1,299,132	83,287,353
DXC Technology Co.	1,246,000	46,513,180
Endava PLC ADR (a)	451,258	21,488,906
EPAM Systems, Inc. (a)	448,900	95,099,465
IBM Corp.	1,291,950	173,702,678
InterXion Holding NV (a)	430,200	36,584,208
Leidos Holdings, Inc.	659,925	59,947,587
Reply SpA	109,932	8,611,851
Science Applications International Corp.	800	68,280
		697,933,664

TOTAL IT SERVICES		3,736,700,088

Professional Services - 0.4%
Research & Consulting Services - 0.4%
ICF International, Inc.	178,011	15,972,927
Software - 7.4%
Application Software - 7.1%
Adobe, Inc. (a)	244,369	75,639,537
Ceridian HCM Holding, Inc. (a)	242,773	14,653,778
Globant SA (a)	170,900	18,286,300
Intuit, Inc.	320,100	82,870,689
Lightspeed POS, Inc. (a)	28,000	733,148
Netcompany Group A/S (a)(b)	164,545	6,949,205
SAP SE sponsored ADR	165,000	22,431,750
SS&C Technologies Holdings, Inc.	969,000	58,188,450
Temenos Group AG	95,400	14,475,799
		294,228,656
Systems Software - 0.3%
Blue Prism Group PLC (a)(c)	907,600	13,263,930

TOTAL SOFTWARE		307,492,586

TOTAL COMMON STOCKS
(Cost $2,339,314,458)		4,068,990,417

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.61% (d)	83,722,788	83,739,532
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	177,589,741	177,607,500
TOTAL MONEY MARKET FUNDS
(Cost $261,347,032)		261,347,032
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $2,600,661,490)		4,330,337,449
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(174,777,624)
NET ASSETS - 100%		$4,155,559,825

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,866,888 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,367,681
Fidelity Securities Lending Cash Central Fund	250,035
Total	$1,617,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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